SHARE-BASED COMPENSATION (Details 1) - 2010 Share Incentive Plan - $ / shares	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	13,101,006	14,239,102	12,586,650
Granted (in shares)	1,111,836	1,564,442	4,877,946
Forfeited (in shares)	187,719	425,980	1,355,964
Vested (in shares)	2,375,107	2,276,558	1,869,530
Outstanding at the end of the period (in shares)	11,650,016	13,101,006	14,239,102
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 15.62	$ 13.04	$ 10.09
Granted (in dollars per share)	74.63	36.42	18.67
Forfeited (in dollars per share)	27.95	19.53	9.08
Vested (in dollars per share)	14.81	13.04	10.78
Outstanding at the end of the period (in dollars per share)	$ 21.21	$ 15.62	$ 13.04